Contingencies - Narrative (Details)						3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 20, 2015 USD ($) CreditReport	Jan. 23, 2015 USD ($)	Jan. 19, 2015 director	Dec. 19, 2014 USD ($) director	Dec. 19, 2013 USD ($)	Dec. 31, 2014 USD ($) Loan	Sep. 30, 2014 USD ($) Loan	Sep. 30, 2015 USD ($) Agreement Loan Trust	Dec. 31, 2014 USD ($) Agreement Loan License Examination State Trust	May. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Number of trust where servicing transferred to another loan servicer | Agreement								4	4
Minimum servicing licenses required | License									1
Number of state regulators examinations commenced | Examination									47
Number of state regulators examinations closed | Examination									26
Number of states in which regulators examinations closed | State									18
Number of state regulators examinations pending | Examination									21
Number of states in which regulators examinations pending | State									15
Securitization, unpaid principal balance						$ 200,000,000			$ 200,000,000
Outstanding balance						1,733,691,000		$ 1,001,070,000	1,733,691,000		$ 1,777,669,000
Unpaid principal balance, provided or assumed representation and warranty obligations									82,800,000,000
Outstanding representation and warranty repurchase demands						$ 96,600,000	$ 108,200,000	$ 101,100,000	$ 96,600,000
Outstanding representation and warranty repurchase demands, number of loans | Loan						511	578	516	511
Mortgage Servicing Practice [Member]
Loss Contingencies [Line Items]
Amount accrued for losses relating to threatened and pending litigation						$ 16,100,000		$ 16,700,000	$ 16,100,000
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Litigation settlement expense						50,000,000	$ 100,000,000
RMBS Trusts [Member]
Loss Contingencies [Line Items]
Ownership Interest In Trusts								25.00%	25.00%
Number of trusts where trustees received notice of servicer non-performance | Trust								119	119
Number of trusts to terminate as servicer in case if allegations proved | Trust								119	119
Number of trust where servicing transferred to another loan servicer | Trust								2	2
Securities And Exchange Commission [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Amount accrued for losses relating to threatened and pending litigation								$ 2,000,000
Accrued penalty								2,000,000
New York Department of Financial Services [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Litigation settlement expense						50,000,000	$ 100,000,000
Amount settled among borrowers who filed foreclosure actions						10,000
Number of independent directors appointed after consultation with operations monitor | director				2
New York Department of Financial Services [Member] | Unfavorable Regulatory Action, Civil Penalty [Member]
Loss Contingencies [Line Items]
Litigation settlement expense				$ 100,000,000
New York Department of Financial Services [Member] | Unfavorable Regulatory Action, Restitution Paid [Member]
Loss Contingencies [Line Items]
Litigation settlement expense				$ 50,000,000
National Mortgage Settlement Regulators [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Period of oversight by an independent national monitor					3 years
Payment to consumer relief fund					$ 127,300,000
Consumer relief fund, amount of former owner's responsibility										$ 60,400,000
Consumer relief fund, amount of former owner's responsibility received						49,000,000			$ 49,000,000
Principal forgiveness modification program, period					3 years
Office of Mortgage Settlement Oversight [Member] | Remediation Plan [Member]
Loss Contingencies [Line Items]
Accrued penalty						15,000,000			15,000,000
California Department of Business Oversight [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Period of oversight by an independent national monitor		2 years
Accrued penalty						2,500,000			2,500,000
Amount of penalty in consent order		$ 2,500,000
Aged Originating Before 2000 [Member]
Loss Contingencies [Line Items]
Outstanding unpaid principal balance						33,400,000			33,400,000
Outstanding balance						$ 33,300,000			33,300,000
Maximum [Member] | Office of Mortgage Settlement Oversight [Member] | First Uncured Violation [Member]
Loss Contingencies [Line Items]
Financial penalties in case of uncured violations								1,000,000	1,000,000
Maximum [Member] | Office of Mortgage Settlement Oversight [Member] | Second Uncured Violation [Member]
Loss Contingencies [Line Items]
Financial penalties in case of uncured violations								$ 5,000,000	$ 5,000,000
Minimum [Member] | National Mortgage Settlement Regulators [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Principal forgiveness modification program, aggregate amount					$ 2,000,000,000
Subsequent Event [Member] | New York Department of Financial Services [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Borrower assistance period	2 years
Number of free credit reports per year to be provided to borrower on request | CreditReport	1
Period of oversight by an independent national monitor	2 years
Extended borrower assistance period	12 months
Number of independent directors appointed after consultation with operations monitor | director			2
Subsequent Event [Member] | California Department of Business Oversight [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Period of oversight by an independent national monitor		2 years
Amount of penalty in consent order		$ 2,500,000
Subsequent Event [Member] | Minimum [Member] | New York Department of Financial Services [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Period of oversight by an independent national monitor	3 months
Subsequent Event [Member] | Employee Officer Or Director [Member] | New York Department of Financial Services [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Equity ownership in related party	$ 200,000
Revenue or expense from equity ownership	$ 120,000